Related party transactions	6 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
Related party transactions in the half year ended 30 June 2022 were similar in nature to those disclosed in the Barclays Bank PLC Annual Report 2021.
Amounts included in the Barclays Bank Group’s financial statements with other Barclays Group companies are as follows:

	Half year ended 30.06.22		Half year ended 30.06.21
	Parent	Fellow subsidiaries	Parent	Fellow subsidiaries
	£m	£m	£m	£m
Total income	(342)	12	(304)	10
Operating expenses	(34)	(1,647)	(31)	(1,560)

	As at 30.06.22		As at 31.12.21
	Parent	Fellow subsidiaries	Parent	Fellow subsidiaries
	£m	£m	£m	£m
Total assets	6,768	3,395	6,491	909
Total liabilities	35,140	4,626	32,141	3,962
Except for the above, no related party transactions that have taken place in the half year ended 30 June 2022 have materially affected the financial position or performance of the Barclays Bank Group during this period.